First Data Investor Services Group, Inc.
3200 Horizon Drive
King of Prussia, PA 19406
(610) 239-4500



May 4, 1998

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C.  20549-1004


Re:	Focus Trust, Inc.
(the ?Registrant?)
No. 33-89090
No. 811-8996

To the Staff of the Commission:

This letter is to certify that the forms of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or
(c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on April 29, 1998.

Please contact the undersigned at the above number should you have any questions.

Sincerely,


/s/Eileen A. Caligiuri
Eileen A. Caligiuri
Corporate Compliance Administrator